Short-Term Bank Loan (Details) ¥ in Millions															12 Months Ended
	Jun. 20, 2024 USD ($)	Jun. 15, 2024 USD ($)	Dec. 28, 2023 USD ($)	Sep. 07, 2023 USD ($)	Jul. 27, 2023 USD ($)	Jul. 26, 2023 USD ($)	Jun. 29, 2023 USD ($)	Jun. 28, 2023 USD ($)	Apr. 14, 2023 USD ($)	Mar. 30, 2023 USD ($)	Sep. 07, 2022 USD ($)	Jun. 01, 2022 USD ($)	May 25, 2022	Jan. 19, 2022 USD ($)	Dec. 31, 2024 USD ($)	Jun. 20, 2024 CNY (¥)	Jun. 15, 2024 CNY (¥)	Dec. 28, 2023 CNY (¥)	Sep. 07, 2023 CNY (¥)	Jul. 27, 2023 CNY (¥)	Jul. 26, 2023 CNY (¥)	Jun. 29, 2023 CNY (¥)	Jun. 28, 2023 CNY (¥)	Apr. 14, 2023 CNY (¥)	Mar. 30, 2023 CNY (¥)	Sep. 07, 2022 CNY (¥)	Jun. 01, 2022 CNY (¥)	Jan. 19, 2022 CNY (¥)
Loan Agreements with Zhejiang Rural Commercial Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date								Jun. 28, 2024
Short-term borrowings								$ 1,230,000															¥ 9.0
Short-term borrowings, term								1 year
Loan agreement maturity date								Jun. 27, 2025
Short-term bank loan, fixed interest rate								5.50%															5.50%
Outstanding loan balance															$ 1,232,995
Loan Agreements with Beijing Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date				Sep. 07, 2023							Sep. 07, 2022
Short-term borrowings				$ 710,000							$ 720,000								¥ 5.0							¥ 5.0
Short-term borrowings, term				1 year							1 year
Loan agreement maturity date				Sep. 07, 2024							Sep. 06, 2023
Outstanding loan balance															678,379
Loan payable to Jiaxing Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date			Dec. 28, 2023		Jul. 27, 2023	Jul. 26, 2023	Jun. 29, 2023
Short-term borrowings			$ 350,000		$ 710,000	$ 710,000	$ 710,000											¥ 2.5		¥ 5.0	¥ 5.0	¥ 5.0
Loan agreement maturity date			Sep. 06, 2024		Jul. 26, 2024	Jul. 25, 2024	Jun. 28, 2024
Outstanding loan balance															3,082,488
Zhejiang Hua Chen Tech [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date		Jun. 15, 2024
Short-term borrowings		$ 2,050,000.00															¥ 14,999,000.0
Short-term borrowings, term		1 year
Loan agreement maturity date		Jun. 25, 2024
Short-term bank loan, fixed interest rate		6.50%															6.50%
Outstanding loan balance															1,369,857
Loan Agreements with Shanghai Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date										Mar. 30, 2023				Jan. 19, 2022
Short-term borrowings										$ 560,000				$ 720,000											¥ 4.0			¥ 5.0
Short-term borrowings, term										1 year				1 year
Loan agreement maturity date										Mar. 27, 2024				Jan. 18, 2023
Outstanding loan balance															301,399
Loan Agreement with China Merchants Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date	Jun. 20, 2024
Short-term borrowings	$ 680,000															¥ 5.0
Short-term borrowings, term	1 year
Loan agreement maturity date													Jun. 20, 2025
Outstanding loan balance															684,997
Loan Agreements with Zhejiang Mingtai Commercial Bank [Member]
Short-Term Bank Loan [Line Items]
Loan agreement date									Apr. 14, 2023			Jun. 01, 2022
Short-term borrowings									$ 1,310,000			$ 1,350,000												¥ 9.3			¥ 9.3
Short-term borrowings, term									2 years			1 year
Loan agreement maturity date									Apr. 10, 2025			Apr. 01, 2023
Outstanding loan balance															$ 1,274,095